Contracts in Progress - Costs in excess of billings and billings in excess of costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019
Contractors [Abstract]
Costs on contracts in progress	$ 935,820	$ 861,050		$ 1,189,496
Estimated earnings on contracts in progress	76,883	131,997		111,451
Revenue on contracts in progress	1,012,703	993,047		1,300,947
Less: billings on contracts in progress	(1,027,816)	(981,832)		(1,263,221)
Costs and estimated earnings in excess of billings on uncompleted contracts	47,121	18,613		109,540
Billings in excess of costs and estimated earnings on uncompleted contracts	(62,234)	(7,398)		(71,814)
Net underbillings (overbillings)	(15,113)	11,215		37,726
Provision for loss on contracts	1,400	0		$ 100
Revenue recognized related to unapproved change orders	$ 45,000	$ 33,500	$ 17,800